Financial Instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended		12 Months Ended
	Jul. 05, 2022	Oct. 18, 2021	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 26, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants						1,000,000
Derivative warrant liability				$ 20,400		$ 20,400
Fair value of option contingent warrants				1,600		1,600
Change in fair value of warrants			$ 100	$ (327)	$ 2,279	$ (8,227)	$ 1,389	$ 0
Class A Warrants	6,766,853					6,766,853
Value of Common Stock Exceeded						$ 18
Redemption price per share for warrant						$ 0.01
Tendered warrants						11,365,913
Stock Price						$ 18
Warrants issued						2,727,785
Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 10		$ 10
Class A Warrants				17,000,000		17,000,000
Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant expiration period				10 years		10 years
Hoya Intermediate Warrants
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants				1,000,000
Restricted Stock Award, Forfeitures, Total						$ 200
Fair value of option contingent warrants				$ 300		$ (8,200)
Horizon Sponsor LLC | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 10		$ 10
Hoya Topco L L C [Member] | Hoya Intermediate Warrants
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants				3,000,000
Warrant exercise price per share				$ 15
Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants		1,000,000
Restricted Stock Award, Forfeitures, Total				$ 100
Change in fair value of warrants					2,300
Warrant Purchased				17,000,000		17,000,000
Interest expense – net				$ 3,280	$ 3,942	$ 12,858	58,179	57,482
Hoya Intermediate, LLC | Interest Rate Swap [Member]
Schedule Of Available For Sale Securities [Line Items]
Notional Amount											$ 520,700
Interest Rate Swaps, fixed Interest Rate											1.90%
Interest expense – net								4,300
Hoya Intermediate, LLC | Interest Rate Cap [Member]
Schedule Of Available For Sale Securities [Line Items]
Notional Amount										$ 516,800
Derivative asset, notional amount											$ 1,000
Interest expense – net							800	$ 200
Strike rate										3.50%
Hoya Intermediate, LLC | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 10		$ 10
Mirror Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 11.5		$ 11.5
Class A Warrants				13,286,644		13,286,644
Warrant Purchased				24,652,557		24,652,557
Mirror Warrants | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 10		$ 10
Class A Warrants				17,000,000		17,000,000
Mirror Warrants | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 15		$ 15
Class A Warrants				17,000,000		17,000,000
Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrants Exercisable Period1						30 days
Warrants | Horizon Sponsor LLC
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants				5,166,666		5,166,666
Change in fair value of warrants							$ 1,300
Warrants | Horizon Sponsor LLC | Class A Public Warrants
Schedule Of Available For Sale Securities [Line Items]
Class A Warrants				6,766,853
Warrants | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants		3,000,000
Warrant exercise price per share		$ 10
Private Warrants
Schedule Of Available For Sale Securities [Line Items]
Class A Warrants				6,519,791		6,519,791
Common Stock | Hoya Topco L L C [Member]
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants				3,000,000
Warrant exercise price per share				$ 10
Common Stock | Warrants | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants		3,000,000
Warrant exercise price per share		$ 15
Class A Common Stock
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants		6,519,791
Warrant exercise price per share		$ 11.5
Stock issued during period, shares		29,431,260
Class A Common Stock | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share		$ 15		$ 15		$ 15
Class A Warrants				17,000,000		17,000,000
Class A Common Stock | Horizon Sponsor LLC
Schedule Of Available For Sale Securities [Line Items]
Stock issued during period, shares		50,000
Class A Common Stock | Horizon Sponsor LLC | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants				17,000,000		17,000,000
Warrant exercise price per share		$ 10		$ 10		$ 10
Class A Common Stock | Horizon Sponsor LLC | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants				17,000,000		17,000,000
Warrant exercise price per share				$ 15		$ 15
Class A Common Stock | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants				17,000,000
Warrant Purchased						17,000,000
Class A Common Stock | Hoya Intermediate, LLC | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 15		$ 15
Class A Common Stock | Mirror Warrants | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant Purchased				15		15
Class A Common Stock | Warrants
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants		18,132,776
Warrant exercise price per share		$ 11.5
Number of Trading Days						20 days
Class A Common Stock | Warrants | Class A Public Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 11.5		$ 11.5
Class A Warrants	11,365,913
Number of securities called by each public warrant outstanding									0.24
Tendered warrants	2,727,785
Class A Common Stock | Warrants | Horizon Sponsor LLC
Schedule Of Available For Sale Securities [Line Items]
Stock issued during period, shares				18,132,776		18,132,776
Class A Common Stock | Warrants | Horizon Sponsor LLC | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants		17,000,000
Class A Common Stock | Warrants | Horizon Sponsor LLC | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Stock value issued for exercise of warrants		17,000,000
Class A Common Stock | Private Warrants | Horizon Sponsor LLC | Class A Private Warrants [Member]
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 11.5		$ 11.5
Stock issued during period, shares				6,519,791		6,519,791
Minimum
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 10		$ 10
Minimum | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share		$ 10
Maximum
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share				$ 15		$ 15
Maximum | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share		$ 15
Maximum | Class A Common Stock | Warrants
Schedule Of Available For Sale Securities [Line Items]
Number of Trading Days						30 days